Share-Based Incentives (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Activity summary of share-based incentives
The following table provides an activity summary of the Company's restricted and unrestricted Class B shares outstanding:

	Restricted Class B shares	Unrestricted Class B shares	Total Class B shares
Outstanding December 31, 2017	71,658	183,834	255,492
Granted	90,152	—	90,152
Outstanding December 31, 2018	161,810	183,834	345,644
Granted	117,929	—	117,929
Purchased	—	18,875	18,875
Repurchased	(100,407)	(100,273)	(200,680)
Outstanding December 31, 2019	179,332	102,436	281,768